Supplementary information on capital management	3 Months Ended
Mar. 31, 2020
Supplementary information on capital management
Supplementary information on capital management

7.    Supplementary information on capital management

As of March 31, 2020 and December 31, 2019 total equity in percent of total assets was 38.9% and 40.2%, respectively, and debt and lease liabilities in percent of total assets was 42.8% and 41.8%, respectively.

Further information on the Company’s capital management is available in the Annual Report on Form 20‑F for the year ended December 31, 2019.

The Company’s financing structure and business model are reflected in the investment grade ratings. The Company is covered and rated investment grade by the three leading rating agencies, Moody’s, Standard & Poor’s and Fitch.

Rating (1)

	Standard & Poor's	Moody's	Fitch

Corporate Credit Rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.